SIGNIFICANT ACCOUNTING POLICIES - Financial Instruments and Revenue recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
VAT and surcharges in revenues and cost of revenues			¥ 18,889
Allowance for doubtful accounts	¥ 4,842	¥ 0
Write-offs of accounts receivable	¥ 0	¥ 0	¥ 0
Promotion services
Disaggregation of Revenue [Line Items]
Period of revenue recognition	1 year
Service period	1 year
Listing services | Minimum
Disaggregation of Revenue [Line Items]
Service period	1 month
Listing services | Maximum
Disaggregation of Revenue [Line Items]
Service period	3 months
Analytics services | Maximum
Disaggregation of Revenue [Line Items]
Service period	1 year